RELATED PARTY TRANSACTIONS - Related Party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Amount due from related parties
Due from Related Parties, Current, Total	¥ 305	$ 47	¥ 16,492
Chuanbang
Amount due from related parties
Due from Related Parties, Current, Total			9,938
Ms. Han Lijuan
Amount due from related parties
Due from Related Parties, Current, Total			6,512
Ningxia Company
Amount due from related parties
Due from Related Parties, Current, Total	204
Xi 'an Tongchengtongchuang Education Technology Co., LTD
Amount due from related parties
Due from Related Parties, Current, Total	60		38
Others
Amount due from related parties
Due from Related Parties, Current, Total	¥ 41		¥ 4